CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Avenue, Suite 601
New York, New York 10070

July 20, 2009

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Congressional Effect Family of Funds (“Trust”) (File Nos. 33-159921 and 811-22164), on behalf of the Congressional Effect Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Information Statement for the Fund does not differ from those contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-14, which was filed electronically on July 20, 2009.

If you have any questions concerning the foregoing, please call the undersigned at 215-830-8990 extension 101.

Sincerely,
Congressional Effect Family of Funds

/s/ David F. Ganley

David F. Ganley
Secretary

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101